================================================================================
   THE BEDFORD FAMILY


   MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
   MUNICIPAL
   MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
   GOVERNMENT OBLIGATIONS
   MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------


   SEMI-ANNUAL REPORT
   FEBRUARY 28, 2002
================================================================================

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                     SEMI-ANNUAL INVESTMENT ADVISER'S REPORT
                                FEBRUARY 28, 2002
                                   (UNAUDITED)

     U.S. gross domestic product declined 1.3% in the third quarter of 2001, as the September 11 tragedy exacerbated an already weak economy. Manufacturing was the most troubled sector last year, with an average monthly index reading of 43.9, a 19-year low. Rising unemployment was also a problem, as almost one million jobs were lost in the wake of September 11. As was the case earlier in 2001, the consumer's appetite to spend remained the one bright spot. In an attempt to restore economic vitality, the Federal Reserve maintained a year-long policy of monetary ease. In 2001, the Fed reduced the federal funds rate eleven times, lowering the target rate from 6.50% to 1.75%, a forty year low. The Fed's actions were made easier by the continued good news on inflation. For the year, producer prices actually declined 1.8%, while consumer prices rose a mild 1.6%, helped by lower energy costs. Yields on money market securities moved lower in tandem with the Fed's rate cuts. Since the last easing in December 2001 overnight yields have traded near the federal funds rate of 1.75%, while one-year yields rose to 2.3% at year-end and to 2.45% by the end of February. The steepening of the money market yield curve in early 2002 reflected the growing sentiment in the market that an imminent economic recovery would cause rates to move higher in the second half of 2002.

     The decline in short-term taxable money market rates led the RBB Money Market Fund and the RBB Government Money Market Fund to maintain extended average weighted maturities of 50-60 days for most of the last two quarters. Expectations of redemptions in March, however, led the two funds to shorten maturities to 37 days and 20 days, respectively, by the end of February. Credit quality also remained a key factor in managing the funds. Certain taxable commercial paper programs were avoided and with narrow yield spreads between commercial paper and government obligations, the funds increased holdings of the latter. On February 28, 2002, assets were $1.169 billion in RBB Money Market and $157.23 million in RBB Government.

     Short-term municipal yields also declined during the last six months, generally paralleling the drop in taxable rates. However, the after-tax yield on municipals rose relative to taxables, increasing the attractiveness of municipals and the RBB Municipal Money Market Fund. RBB Municipal maintained a 60-day average weighted maturity for much of the period in an effort to maintain yield and lower reinvestment risk. The maturity was shortened to 40 days at the end of February, as RBB Municipal positioned for asset declines in March. The Fund ended February with assets of $147.5 million.


                     BlackRock Institutional Management Corporation
                     (Please dial toll-free 800-430-9618 for questions regarding your account or contact your broker.)

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                             STATEMENT OF NET ASSETS
                                FEBRUARY 28, 2002
                                   (UNAUDITED)

                                                       PAR
                                                      (000)           VALUE
                                                     -------      -------------
CERTIFICATES OF DEPOSIT--14.0%
DOMESTIC CERTIFICATES OF DEPOSIT--9.0%
HSBC Bank USA
   1.810% 05/13/02 ..............................    $40,000      $   40,000,000
Washington Mutual Bank
   1.900% 03/18/02 ..............................     65,000          65,000,000
                                                                  --------------
                                                                     105,000,000
                                                                  --------------
EURODOLLAR CERTIFICATES OF DEPOSIT--1.3%
Credit Agricole Indosuez Yankee
   3.625% 09/06/02 ..............................     15,000          14,999,240
                                                                  --------------
YANKEE DOLLAR CERTIFICATES OF DEPOSIT--3.7%
Canadian Imperial Bank of Commerce
   4.270% 04/23/02 ..............................     10,000           9,999,993
   4.295% 04/23/02 ..............................     10,000           9,999,859
Royal Bank of Canada
   4.028% 07/15/02 ..............................     13,000          12,999,882
   3.805% 07/26/02 ..............................      6,000           5,999,295
Toronto-Dominion Bank (The)
   4.045% 07/30/02 ..............................      5,000           4,997,884
                                                                  --------------
                                                                      43,996,913
                                                                  --------------
     TOTAL CERTIFICATES OF DEPOSIT
       (Cost $163,996,153) ......................                    163,996,153
                                                                  --------------
COMMERCIAL PAPER--46.6%
ASSET BACKED SECURITIES--22.7%
Concord Minutemen Capital Co.
   1.800% 04/19/02 ..............................     24,177          24,117,766
Crown Point Capital Co.
   1.800% 04/18/02 ..............................     13,813          13,779,849
   1.900% 04/19/02 ..............................     43,439          43,326,662
Edison Asset Securitization LLC
   1.680% 03/22/02 ..............................     30,000          29,970,600
Emerald Corp.
   1.850% 05/01/02 ..............................     28,511          28,421,626
Fairway Finance Corp.
   1.820% 03/08/02 ..............................     20,851          20,843,621
Fcar Owner Trust II
   1.790% 03/08/02 ..............................     25,000          24,991,299


                                                       PAR
                                                      (000)           VALUE
                                                     -------      -------------
ASSET BACKED SECURITIES--(CONTINUED)
Liberty Lighthouse Capital Co.
   1.840% 03/07/02 ..............................    $25,157      $   25,149,285
Pennine Funding LLC
   1.800% 03/25/02 ..............................     55,000          54,934,000
                                                                  --------------
                                                                     265,534,708
                                                                  --------------
BANKS--8.7%
AB Spintab
   1.820% 03/07/02 ..............................     50,000          49,984,833
Depfa-Finance N.V
   1.810% 03/11/02 ..............................     16,500          16,491,704
   1.830% 05/14/02 ..............................     35,000          34,868,342
                                                                  --------------
                                                                     101,344,879
                                                                  --------------
FINANCE SERVICES--3.3%
Credit Suisse First Boston USA, Inc.
   1.630% 04/15/02 ..............................     38,580          38,501,393
                                                                  --------------
LIFE INSURANCE--2.1%
ZCM Matched Funding Corp.
   2.000% 03/04/02 ..............................     25,000          24,995,833
                                                                  --------------
PERSONAL CREDIT INSTITUTIONS--4.8%
Countrywide Home Loans, Inc.
   1.870% 03/27/02 ..............................     30,000          29,959,483
   1.870% 03/28/02 ..............................     15,000          14,978,962
   1.900% 04/02/02 ..............................     11,130          11,111,203
                                                                  --------------
                                                                      56,049,648
                                                                  --------------
PHARMACEUTICAL PREPARATIONS--0.8%
American Home Products Corp.
   1.890% 04/05/02 ..............................      9,000           8,983,463
                                                                  --------------
SHORT-TERM BUSINESS CREDIT INSTITUTIONS--4.2%
General Electric Capital Corp.
   2.000% 05/06/02 ..............................     50,000          49,816,667
                                                                  --------------
     TOTAL COMMERCIAL PAPER
       (Cost $545,226,591) ......................                    545,226,591
                                                                  --------------

                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONTINUED)
                                FEBRUARY 28, 2002
                                   (UNAUDITED)

                                                       PAR
                                                      (000)           VALUE
                                                     -------      -------------
MUNICIPAL BONDS--7.4%
CALIFORNIA--3.7%
California Housing Finance Agency
   Home Mortgage VRDN RB
   Series 1999 (Commerzbank LOC)+
   1.850% 03/06/02 ..............................    $42,915      $   42,915,000
                                                                  --------------
FLORIDA--0.1%
Coral Springs VRDN IDR (Alliance
   Corp.) (Suntrust Bank,
   Central FL LOC) Series 1995+
   1.950% 03/06/02 ..............................      1,700           1,700,000
                                                                  --------------
GEORGIA--0.7%
De Kalb County Development
   Authority VRDN (Emory
   University Project)
   Series 1995 B+
   1.900% 03/06/02 ..............................      8,370           8,370,000
                                                                  --------------
INDIANA--0.1%
Bremen IDR Bond VRDN (Universal
   Bearing, Inc. Project) Series 1996 B
   (Society National Bank,
   Cleveland LOC)+
   2.100% 03/07/02 ..............................        725             725,000
                                                                  --------------
KENTUCKY--0.4%
Boone County Taxable IDR Refunding
   Bonds VRDN (Square D Company
   Project) Series 1994-B (Societe
   Generale LOC)+
   2.000% 03/06/02 ..............................      4,200           4,200,000
                                                                  --------------
MISSISSIPPI--0.8%
Mississippi Business Finance Corp.
   IDR RB (Dana Lighting Project)
   Series 1995 (Suntrust Bank, N.A.,
   LOC)+
   1.950% 03/06/02 ..............................      4,100           4,100,000
Mississippi Business Finance Corp.
   IDR RB VRDN (Dana Lighting Inc.)
   Series 1995 (Suntrust Bank,
   Central FL LOC)+
   1.950% 03/06/02 ..............................      5,100           5,100,000
                                                                  --------------
                                                                       9,200,000
                                                                  --------------


                                                       PAR
                                                      (000)           VALUE
                                                     -------      -------------
NORTH CAROLINA--0.4%
City of Asheville VRDN (Wachovia
   Bank LOC)+
   1.850% 03/06/02 ..............................    $ 5,000      $    5,000,000
                                                                  --------------
TEXAS--1.3%
South Central Texas IDR Corp.
   Taxable RB VRDN (Rhor Industries
   Project) Series 1990
   (NBD Bank N.A. LOC)+
   2.000% 03/06/02 ..............................     14,800          14,800,000
                                                                  --------------
     TOTAL MUNICIPAL BONDS
       (Cost $86,910,000) .......................                     86,910,000
                                                                  --------------
VARIABLE RATE OBLIGATIONS--8.2%
BANKS--6.1%
Citigroup Inc.++
   1.810% 03/12/02 ..............................     41,000          41,000,000
First Union National Bank++
   2.120% 03/06/02 ..............................     18,000          18,026,231
Natexis Banque Populares++
   1.800% 03/28/02 ..............................     12,000          11,998,928
                                                                  --------------
                                                                      71,025,159
                                                                  --------------
SECURITY BROKERS & DEALERS--2.1%
Salomon Smith Barney Holdings Inc.++
   2.161% 04/01/02 ..............................     25,000          25,036,426
                                                                  --------------
     TOTAL VARIABLE RATE OBLIGATIONS
       (Cost $96,061,585) .......................                     96,061,585
                                                                  --------------
AGENCY OBLIGATIONS--1.9%
Federal Home Loan Mortgage Corporation--0.6%
   1.880% 11/07/02 ..............................      7,000           6,908,246
                                                                  --------------
Federal National Mortgage Association--1.3%
   4.210% 03/08/02 ..............................      5,000           4,995,907
   6.750% 08/15/02 ..............................     10,000          10,129,467
                                                                  --------------
                                                                      15,125,374
                                                                  --------------
     TOTAL AGENCY OBLIGATIONS
       (Cost $22,033,620) .......................                     22,033,620
                                                                  --------------

                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONCLUDED)
                                FEBRUARY 28, 2002
                                   (UNAUDITED)

                                                       PAR
                                                      (000)           VALUE
                                                     -------      -------------
MEDIUM TERM NOTES--6.8%
General Electric Capital Corp.
   3.815% 07/30/02 ..............................    $10,000      $   10,000,000
Goldman Sachs Group Inc.
   3.740% 04/30/02 ..............................     24,000          24,000,000
   3.610% 05/31/02 ..............................     19,000          19,000,000
   1.830% 06/17/02 ..............................     19,000          19,000,000
Merrill Lynch & Co. Inc.
   4.300% 04/24/02 ..............................      7,000           7,000,000
                                                                  --------------
     TOTAL MEDIUM TERM NOTES
       (Cost $79,000,000) .......................                     79,000,000
                                                                  --------------
GUARANTEED INVESTMENT CONTRACT--3.4%
LIFE INSURANCE--3.4%
Transamerica Life Insurance &
   Annuity Co.+
   2.221% 03/05/03 ..............................     40,000          40,000,000
                                                                  --------------
     TOTAL GUARANTEED INVESTMENT CONTRACT
       (Cost $40,000,000) .......................                     40,000,000
                                                                  --------------
REPURCHASE AGREEMENTS--11.4%
J.P. Morgan Chase Bank (Agreement
   dated 02/28/02 to be repurchased at
   $87,004,519 collateralized by
   $89,610,077 Federal Gold Strip
   Principal due 10/01/27 to 06/01/31
   Market Value of collateral is
   $87,000,075.)
   1.870% 03/01/02 ..............................     87,000          87,000,000
Morgan Stanley & Co. Inc.
   (Agreement dated 02/28/02 to be
   repurchased at $45,902,423
   collateralized by $12,841,415
   Federal National  Mortgage
   Association bonds 7.00% to
   6.00% due 07/01/06 to 02/01/32
   and Federal Mortgage Association
   Corporation collateralized by
   $33,218,347 at a rate of 2.32%
   due 02/15/30.  Market Value of
   collateral is $47,441,554.)
   1.900% 03/01/02 ..............................     45,900          45,900,000
                                                                  --------------
     TOTAL REPURCHASE AGREEMENTS
       (Cost $132,900,000) ......................                    132,900,000
                                                                  --------------


                                                                      VALUE
                                                                  -------------
TOTAL INVESTMENTS AT VALUE--99.7%
   (Cost $1,166,127,949*) .......................                 $1,166,127,949
                                                                  --------------
OTHER ASSETS IN EXCESS
   OF LIABILITIES--0.3% .........................                      3,389,560
                                                                  --------------
NET ASSETS--100.0% ..............................                 $1,169,517,509
                                                                  ==============
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER SHARE
   ($1,169,517,509 (DIVIDE) 1,169,450,429) ......                          $1.00
                                                                           =====
*  Also cost for Federal income tax purposes.

+ Variable Rate Demand Note -- The interest rate shown is the rate as of February 28, 2002 and the maturity date shown is the longer of the next interest rate readjustment date or the date the principal amount shown can be recovered through demand.

++ Variable Rate Obligations -- The interest rate shown is the rate as of February 28, 2002 and the maturity date shown is the next interest rate readjustment date or the maturity date.

INVESTMENT ABBREVIATIONS
IDR ..............................................Industrial Development Revenue
LOC ............................................................Letter of Credit
VRDN ..................................................Variable Rate Demand Note


                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                        MUNICIPAL MONEY MARKET PORTFOLIO
                             STATEMENT OF NET ASSETS
                                FEBRUARY 28, 2002
                                   (UNAUDITED)

                                                       PAR
                                                      (000)            VALUE
                                                     -------        -----------
MUNICIPAL BONDS--99.3%
ALABAMA--4.0%
Columbia IDA PCR RB Series 1998 DN
   (Southtrust Bank LOC)+
   1.450% 03/07/02 ..............................     $1,800        $  1,800,000
Columbia IDA PCR RB Series 1999 A
   DN (Alabama Power Guarantee)+
   1.300% 03/07/02 ..............................        500             500,000
Steele IDA RB Series 2001 AMT DN
   (Southtrust Bank LOC)+
   1.340% 03/07/02 ..............................      2,000           2,000,000
Tuscaloosa County IDA RB
   Series 2000 A AMT DN
   (SouthTrust Bank LOC)
   1.480% 03/07/02 ..............................      1,585           1,585,000
                                                                    ------------
                                                                       5,885,000
                                                                    ------------
ARIZONA--2.2%
Arizona State Transportation Board
   Excise Tax RB Series 1999
   5.000% 07/01/02 ..............................        450             454,720
Maricopa County - Merlot A126 RB
   Series 2001 DN (First Union
   National Bank of
   North Carolina LOC)+
   1.350% 03/07/02 ..............................      2,345           2,345,000
Scottsdale GO Bonds
   Series E (1994)
   5.500% 07/01/02 ..............................        500             509,832
                                                                    ------------
                                                                       3,309,552
                                                                    ------------
CALIFORNIA--1.4%
California State RAN Series 2001-2002
   3.250% 06/28/02 ..............................      2,000           2,007,384
                                                                    ------------
COLORADO--0.1%
Colorado Education and Cultural
   Facilities RB Series 1999 DN
   1.200% 03/07/02 ..............................        100             100,000
                                                                    ------------
FLORIDA--2.0%
Greater Orlando Aviation Authority -
   Cessna Special Purpose Facilities
   RB Series 2001 DN+
   1.850% 03/06/02 ..............................      1,000           1,000,000


                                                       PAR
                                                      (000)            VALUE
                                                     -------        -----------
FLORIDA--(CONTINUED)
Putnam County Development Authority
   PCR RB (National Rural Utilities
   Co-op Seminole Electric Project)
   Series H 1984 MB++
   2.400% 03/15/02 ..............................     $2,000        $  2,000,000
                                                                    ------------
                                                                       3,000,000
                                                                    ------------
GEORGIA--0.2%
Chatham County School District GO
   Bonds Series 1995 B
   5.200% 08/01/02 ..............................        300             303,278
                                                                    ------------
HAWAII--0.7%
Hawaii State Airport Zurich Capital
   Markets Receipts, Series ZTC 24 AMT
   DN (FGIC, ZCM Matched Funding)+
   1.340% 03/07/02 ..............................      1,000           1,000,000
                                                                    ------------
ILLINOIS--12.0%
Addison, Village Of, Dupage County,
   IDA RB AMT DN 1988 (General
   Binding Corp. Project) (ABN AMRO
   Bank LOC)+
   1.420% 03/07/02 ..............................      1,300           1,300,000
Chicago O'Hare International Airport
    ZTC 26 AMT DN (AMBAC Insurance,
   ZCM Matched Funding)+
   1.340% 03/07/02 ..............................      2,900           2,900,000
Chicago O'Hare International  Airport
   ZTC Series 8 AMT DN (AMBAC
   Insurance, ZCM Matched Funding)+
   1.340% 03/07/02 ..............................      2,000           2,000,000
Chicago, City Of, IDA RB AMT DN
   (Goose Island Beer O. Project)
   (ABN AMRO Bank LOC)+
   1.420% 03/07/02 ..............................      1,700           1,700,000
Illinois Development Finance Authority
   Multifamily RB DN P Floats Pt-515
   (Merrill Lynch & Co. Inc. LOC)+
   1.370% 03/07/02 ..............................      4,700           4,700,000
Illinois Housing Development Finance
   Authority - Merlots Series 2000 V DN
   (First Union National Bank of
   North Carolina LOC)+
   1.350% 03/06/02 ..............................      2,875           2,875,000

                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                        MUNICIPAL MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONTINUED)
                                FEBRUARY 28, 2002
                                   (UNAUDITED)

                                                       PAR
                                                      (000)            VALUE
                                                     -------        -----------
ILLINOIS--(CONTINUED)
Illinois State Sales Tax RB ZTC 32
   Zurich Capital Markets Trust Receipts,
   Series O DN+
   1.310% 03/07/02 ..............................     $2,000        $  2,000,000
Libertyville GO Unlimited Series
   1992 (AMBAC Insurance LOC)
   6.150% 10/15/02 ..............................        250             256,113
                                                                    ------------
                                                                      17,731,113
                                                                    ------------
INDIANA--4.6%
Bremen IDA RB Series 1996 A AMT DN
   (Universal Bearings, Inc. Project
   Private Placement) (Keybank LOC)+
   1.400% 03/07/02 ..............................      3,100           3,100,000
Greensburg County Schools
   2.750% 12/31/02 ..............................      1,000           1,006,555
Indiana Development Finance Authority
   Economic Development AMT RB DN
   (Saroyan Hardwoods Inc. Project)
   (FifthThird Bank LOC)+
   1.450% 03/07/02 ..............................      1,250           1,250,000
Indiana State Housing Finance
   Authority Single Family Mortgage
   RB Series D-2++
   1.950% 12/17/02 ..............................      1,000           1,000,000
Indianapolis Indl. Airport Authority
   Revenue Refunding RB
   Series 1996 A
   (FGIC Insurance LOC)
   5.000% 07/01/02 ..............................        500             504,534
                                                                    ------------
                                                                       6,861,089
                                                                    ------------
KANSAS--0.2%
Olathe Water Treatment and Sewer System
   Refunding and Improvement RB
   Series 1997
   4.700% 07/01/02 ..............................        250             252,280
                                                                    ------------
KENTUCKY--5.0%
Calvert City PCR RB Air Product
   Series 1993 B DN+
   1.790% 03/07/02 ..............................      1,000           1,000,000


                                                       PAR
                                                      (000)            VALUE
                                                     -------        -----------
KENTUCKY--(CONTINUED)
Green County School District
   School Building RB MB (Lease-
   Backed) 2001
   4.500% 04/01/02 ..............................     $  165        $    165,136
Henderson Industrial Building RB AMT
   DN 1997 (Shamrock Technologies)
   (First Union National Bank LOC)+
   1.400% 03/07/02 ..............................      2,201           2,201,000
Jefferson County RB Series 1999 A
   AMT DN (Atlas Manufacturing
   Industrial Building) (Bank One
   Kentucky LOC)+
   1.450% 03/07/02 ..............................      3,950           3,950,000
                                                                    ------------
                                                                       7,316,136
                                                                    ------------
LOUISIANA--0.4%
Louisiana Public Facilities Authority
   Hospital Refunding RB Series
   1992 MB (Financial Security
   Assurance LOC)
   6.300% 05/15/02 ..............................        535             549,421
                                                                    ------------
MAINE--0.6%
Maine Education Loan Marketing Corp
   Student Loan Revenue Refunding
   Bonds Series 1992 A-1
   6.050% 05/01/02 ..............................        870             876,500
                                                                    ------------
MICHIGAN--8.0%
Detroit Economic Development Corp. -
   EH Association Multi-Mode Variable
   Rate RB Series 2002+
   1.500% 03/07/02 ..............................      2,000           2,000,000
Michigan Municipal Bond Authority
   MB Series 2001-A
   4.000% 04/11/02 ..............................      3,585           3,588,592
Michigan State Strategic Fund Limited
   AMT DN (Kay Screen Printing
   Project) (Banc One LOC)+
   1.450% 03/07/02 ..............................      1,600           1,600,000
Michigan State Strategic Fund Saginaw
   Pro Limited Obligation RB Series
   2001 AMT DN (Comerica Bank
   Detroit LOC)+
   1.350% 03/07/02 ..............................      3,450           3,450,000

                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                        MUNICIPAL MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONTINUED)
                                FEBRUARY 28, 2002
                                   (UNAUDITED)

                                                       PAR
                                                      (000)            VALUE
                                                     -------        -----------
MICHIGAN--(CONTINUED)
Oakland County Economic Development
   Corp. Glass & Mirror Limited
   Obligation RB Series 2000 AMT DN
   (Banc One LOC)+
   1.350% 03/07/02 ..............................    $ 1,200        $  1,200,000
                                                                    ------------
                                                                      11,838,592
                                                                    ------------
MINNESOTA--0.1%
Minneapolis Various Purpose GO
   Bonds Series 1996 DN (Bayerische
   Landesbank Girozentrale LOC)+
   1.050% 03/07/02 ..............................        100             100,000
Minneapolis General Obligation
   Judgment Bonds Series 2000 DN
   (Bayerische Landesbank
   Girozentrale LOC)+
   1.050% 03/07/02 ..............................        100             100,000
                                                                    ------------
                                                                         200,000
                                                                    ------------
MISSOURI--3.2%
Bridgeton IDA RB AMT DN (Commerce
   Bank, N.A. Gold Dust LLC Project)
   (Commerce Bank N.A. LOC)+
   1.340% 02/28/02 ..............................      1,225           1,225,000
Missouri State Development Finance
   Board Infrastructure Facilities Bond
   Series 2001 A
   2.300% 04/01/02 ..............................      1,000           1,000,000
St. Charles IDA Variable Rate Land
   Development Co. AMT DN
   (Commerce Bank, N.A. LOC)+
   1.390% 03/07/02 ..............................      2,500           2,500,000
                                                                    ------------
                                                                       4,725,000
                                                                    ------------
NEVADA--0.9%
Clark County Nevada School District
   Municipal Securities Trust
   Certificates 901 Bear Stearns
   Municipal Trust Receipts,
   Series 9013 DN (Financial Security
   Assurance LOC)+
   1.330% 03/07/02 ..............................      1,280           1,280,000
                                                                    ------------


                                                       PAR
                                                      (000)            VALUE
                                                     -------        -----------
NEW HAMPSHIRE--0.7%
New Hampshire State Housing Finance
   Authority AMT DN - First Union
   Merlots Series 2001 A-51 Merlot
   2001A-51 (First Union National
   Bank LOC)+
   1.350% 03/07/02 ..............................     $1,000        $  1,000,000
                                                                    ------------
NEW JERSEY--5.1%
New Jersey Economic Development
   Authority - El Dorado Terminals -
   Dow Variable Rate Refunding RB
   Series 1999 A+
   1.600% 03/01/02 ..............................      3,500           3,500,000
New Jersey Economic Development
   Authority - United Water Co. Water
   Facilities Revenue Refunding
   Bonds 1996 Series C DN (Bank of
   New York LOC)+
   1.450% 03/07/02 ..............................      3,000           3,000,000
New Jersey Education - P Float
   PA 827 Merrill Lynch P-Float
   Receipts++
   2.550% 09/12/02 ..............................      1,000           1,000,000
                                                                    ------------
                                                                       7,500,000
                                                                    ------------
NEW YORK--2.6%
New York City Transitional Future Tax
   Secured Bonds Series 1998 C DN
   (Bayerische Landesbank Girozentrale
   LOC)+
   1.300% 03/07/02 ..............................        400             400,000
New York City Transport Recovery
   Notes Series A Fiscal 2002
   3.250% 10/02/02 ..............................      1,700           1,710,975
Ulster County IDA RB 1998A AMT DN
   (Viking Industries, Inc. Project)
   (Key Corp. Bank N.A. LOC)+
   1.400% 03/07/02 ..............................      1,725           1,725,000
                                                                    ------------
                                                                       3,835,975
                                                                    ------------

                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                        MUNICIPAL MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONTINUED)
                                FEBRUARY 28, 2002
                                   (UNAUDITED)

                                                       PAR
                                                      (000)            VALUE
                                                     -------        -----------
NORTH CAROLINA--1.2%
Gates County Industrial Facilities PCR
   RB AMT DN (Coxe-Lewis Project)
   (First Union National Bank LOC)+
   1.400% 03/07/02 ..............................     $1,540        $  1,540,000
Lee County Industrial Facilities PCR
   RB AMT Series 1999 DN
   (Var-Arden Corp Project)
   (Comerica Bank Detroit LOC)+
   1.350% 03/07/02 ..............................        200             200,000
                                                                    ------------
                                                                       1,740,000
                                                                    ------------
OHIO--10.2%
American Municipal Power, Inc. BAN
   2.850% 08/22/02 ..............................      1,000           1,000,000
American Municipal Power-Ohio, Inc.
   BAN Series 2001
   2.250% 12/04/02 ..............................        484             483,500
Butler County BAN Series 2001B
   2.970% 06/13/02 ..............................      1,000           1,000,720
Cuyahoga County (Cleveland Gear)
   IDA RB Series 1998 AMT DN (Key
   Corp. Bank N.A. LOC)+
   1.400% 03/06/02 ..............................      1,200           1,200,000
Fairfield County BAN Series 2001+
   2.590% 10/10/02 ..............................      1,000           1,002,451
Lucas County Education - Maumee
   Valley Economic Development RB
   Series 1998 DN
   1.270% 03/07/02 ..............................      2,000           2,000,000
Lyndhurst BAN Series 2001
   3.600% 03/14/02 ..............................      1,350           1,350,116
Marysville BAN
   Series 2001 Renewal
   2.340% 11/14/02 ..............................        815             816,519
Marysville Vehicle and Equipment GO
   Notes Series 2001
   3.660% 03/14/02 ..............................      1,065           1,065,095
Ohio State Water Development Authority
   Solid Solid Waste Facilities Revenue
   BAN Series 2001A
   2.850% 08/01/02 ..............................      2,000           2,000,000


                                                       PAR
                                                      (000)            VALUE
                                                     -------        -----------
OHIO--(CONTINUED)
Trumbull County IDA RB
   Series 1995 AMT DN
   (Society National Bank LOC)+
   1.400% 03/07/02 ..............................     $1,955        $  1,955,000
Twinsburg BAN Series 2001
   3.250% 08/29/02 ..............................      1,000           1,003,098
Warren County Otterbein Home
   Health Care Facilities Improvement
   RB Series 1998 B DN (Fifth Third
   Bank LOC)+
   1.300% 03/07/02 ..............................        195             195,185
                                                                    ------------
                                                                      15,071,684
                                                                    ------------
OKLAHOMA--1.7%
Muskogee Industrial Trust PCR RB
   Series 1995 A DN (Oklahoma Gas
   and Electric Co. LOC)+
   1.700% 03/06/02 ..............................      1,300           1,300,000
Oklahoma County Finance Authority
   IDA RB AMT Series 1998 DN
   (Southwest Electric Co. Project)
   (Bank One Oklahoma LOC)+
   1.450% 03/07/02 ..............................      1,250           1,250,000
                                                                    ------------
                                                                       2,550,000
                                                                    ------------
PENNSYLVANIA--1.9%
Delaware River Port Authority
   Pennsylvania & New Jersey Merrill
   Lynch Series PA-606 Trust Receipts
   DN (Financial Security
   Assurance LOC)+
   1.050% 03/07/02 ..............................      2,300           2,300,000
Pennsylvania State Higher Educational
   Facilities Authority Health Services
   RB DN Series 1998 B (Bayerische
   Landesbank Girozentrale LOC)+
   1.050% 03/06/02 ..............................        500             500,000
                                                                    ------------
                                                                       2,800,000
                                                                    ------------
SOUTH CAROLINA--2.2%
Greer Combined Utility System RB
   BAN Series 2001-A
   3.250% 06/03/02 ..............................      1,000           1,001,126

                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                        MUNICIPAL MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONTINUED)
                                FEBRUARY 28, 2002
                                   (UNAUDITED)

                                                       PAR
                                                      (000)            VALUE
                                                     -------        -----------
SOUTH CAROLINA--(CONTINUED)
South Carolina State Housing Finance
   Aurthority - Arrington Place
   Apartments Development Project
   Authority Series 2001 DN
   (Trust Co. Bank of Atlanta LOC)+
   1.350% 03/06/02 ..............................     $1,300        $  1,300,000
Western Regional Sewer Authority
   System RB Series 2001 MB
   (Financial Security Assurance LOC)
   4.000% 03/01/02 ..............................      1,000           1,000,000
                                                                    ------------
                                                                       3,301,126
                                                                    ------------
TENNESSEE--5.6%
City of Jackson IDA RB AMT DN
   (Quadion Corporation Project)
   (Suntrust Bank, N.A. LOC)+
   1.350% 03/07/02 ..............................      2,200           2,200,000
Morristown IDA AMT DN (Petoskey
   Plastic Project) (Comerica
   Bank LOC)+
   1.450% 03/07/02 ..............................      5,315           5,315,000
Sevier County GO Bonds Series 1996
   5.250% 04/01/02 ..............................        750             759,897
                                                                    ------------
                                                                       8,274,897
                                                                    ------------
TEXAS--14.2%
Austin Airport System Revenue
   Financial Services Department AMT
   Merlots Series 2000 J DN (MBIA
   Insurance, First Union LOC)+
   1.350% 03/07/02 ..............................      2,100           2,100,000
Brazos River Harbor Navigation District
   Brazoria County RB DN (BASF
   Corporation Project)+
   1.500% 03/01/02 ..............................      3,500           3,500,000
Corpus Christi GO Bonds Series 1992
   (FGIC Insurance LOC)
   6.700% 03/01/02 ..............................        975             999,689
Denton IDA AMT DN (Hartzell
   Manufacturing Inc. Project)
   (National City Bank of
   Cleveland LOC)+
   1.450% 03/07/02 ..............................      1,300           1,300,000


                                                       PAR
                                                      (000)            VALUE
                                                     -------        -----------
TEXAS--(CONTINUED)
El Paso Independent School District
   GO Bonds Series 1998 (AMBAC
   Insurance LOC)
   4.750% 08/15/02 ..............................     $  500        $    505,357
Harris County Toll Road
   Revenue Bonds Series 1992
   (AMBAC Insurance LOC)
   6.500% 08/15/02 ..............................        500             518,889
Hay County (FGIC Insurance LOC)
   4.000% 08/15/02 ..............................        815             822,556
Laredo Independent School District
   (MBIA Insurance LOC)
   3.500% 08/01/02 ..............................        770             775,287
Leander Independent School
   District Unlimited Tax School
   Building and Refunding
   Bonds Series 1998
   5.000% 08/15/02 ..............................        500             506,896
Texas State Housing and Community
   Affairs Series PT-1347 DN+
   1.420% 03/07/02 ..............................      2,000           2,000,000
Texas State Housing & Finance Authority
   PT-1280 Community Affairs DN
   (Merril Lynch LOC)+
   1.420% 03/07/02 ..............................      1,000           1,000,000
Texas State Housing and Community
   Affairs Series PT-1350 DN+
   1.420% 03/07/02 ..............................      1,740           1,740,000
Texas State Municipal Trust Certification
   ZTC 5 College Student Loan RB AMT
   DN Series 2000 (ZCM Matched
   Funding LOC)+
   1.340% 03/07/02 ..............................      3,090           3,090,000
Texas State Tax and RAN
   Series 2001A
   3.750% 08/29/02 ..............................      2,000           2,011,894
                                                                    ------------
                                                                      20,870,568
                                                                    ------------
VIRGINIA--0.9%
Dinwiddie County IDA Exempt Facility
   RB DN Series 1998 A (Bank of
   America LOC)+
   1.450% 03/01/02 ..............................      1,200           1,200,000

                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                        MUNICIPAL MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONCLUDED)
                                FEBRUARY 28, 2002
                                   (UNAUDITED)

                                                       PAR
                                                      (000)            VALUE
                                                     -------        -----------
VIRGINIA--(CONTINUED)
Dinwiddie County IDR RB - Chaparrel
   Facility Series 1999A DN+
   1.450% 03/07/02 ..............................     $  100        $    100,000
Smyth County IDA RB AMT DN
   (Summit Properties Project)
   (Fifth Third Bank LOC)+
   1.350% 03/07/02 ..............................        100             100,000
                                                                    ------------
                                                                       1,400,000
                                                                    ------------
WISCONSIN--4.9%
Mequon, City of, IDA RB AMT DN
   (Johnson Level GRW Investment
   Project) (Bank One Wisconsin LOC)+
   1.450% 03/07/02 ..............................      1,090           1,090,000
Oak Creek IDA RB Series 2001 AMT
   DN (Bank One Wisconsin LOC)+
   1.450% 03/07/02 ..............................      1,000           1,000,000
Waukesha School District TRAN
   Series 2001
   3.000% 08/21/02 ..............................      2,000           2,003,508
Wisconsin State Health & Educational
   Facilities Authority RB Series 1992
   MB (FGIC Insurance LOC)
   6.500% 08/15/02 ..............................      2,000           2,073,204
Wisconsin State GO Bonds
   Series 1992 A
   6.300% 05/01/02 ..............................      1,000           1,005,135
                                                                    ------------
                                                                       7,171,847
                                                                    ------------
WYOMING--0.8%
Lincoln County Environmental
   Improvement RB
   (Pacificorp Project) DN+
   2.150% 03/07/02 ..............................      1,200           1,200,000
                                                                    ------------
MULTI-STATE--1.7%
Societe General Pool Trust Series 2001
   SG P-13 DN (Societe Generale LOC)+
   1.390% 03/07/02 ..............................      2,540           2,540,000
                                                                    ------------
     TOTAL MUNICIPAL BONDS
       (Cost $146,491,442) ......................                    146,491,442
                                                                    ------------


                                                                        VALUE
                                                                    -----------
TOTAL INVESTMENTS AT VALUE--99.3%
   (Cost $146,491,442*) .........................                   $146,491,442
                                                                    ------------
OTHER ASSETS IN EXCESS
   OF LIABILITIES--0.7% .........................                        971,398
                                                                    ------------
NET ASSETS--100.0% ..............................                   $147,462,840
                                                                    ============
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER SHARE
   ($147,462,840 (DIVIDE) 147,569,595) ..........                          $1.00
                                                                           =====

*  Also cost for Federal income tax purposes.

+ Variable Rate Demand Notes -- The interest rate shown is the rate as of February 28, 2002 and the maturity shown is the longer of the next interest readjustment date or the date the principal amount shown can be recovered through demand.

++ Put Bonds -- Maturity date is the put date.


INVESTMENT ABBREVIATIONS
AMT .....................................................Alternative Minimum Tax
BAN ......................................................Bond Anticipation Note
DN ..................................................................Demand Note
GO ..........................................................General Obligations
LOC ............................................................Letter of Credit
IDA ............................................Industrial Development Authority
MB ...............................................................Municipal Bond
PCR ...................................................Pollution Control Revenue
RAN ...................................................Revenue Anticipation Note
RAW ...............................................Revenue Anticipation Warrants
RB .................................................................Revenue Bond
TAN .......................................................Tax Anticipation Note
TECP ................................................Tax Exempt Commercial Paper
TRAN ..........................................Tax and Revenue Anticipation Note


                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                  GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO
                             STATEMENT OF NET ASSETS
                                FEBRUARY 28, 2002
                                   (UNAUDITED)

                                                       PAR
                                                      (000)            VALUE
                                                     -------        -----------
AGENCY OBLIGATIONS--45.1%
FEDERAL HOME LOAN BANK--25.4%
   1.755%, 03/27/02 .............................    $40,000       $ 39,949,300
                                                                   ------------
FEDERAL HOME LOAN MORTGAGE CORPORATION--12.7%
   1.700%, 04/25/02 .............................     10,000          9,974,028
   1.740%, 05/09/02 .............................     10,000          9,966,650
                                                                   ------------
                                                                     19,940,678
                                                                   ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION--7.0%
   5.375%, 03/08/02 .............................     11,000         11,007,535
                                                                   ------------
     TOTAL AGENCY OBLIGATIONS
       (Cost $70,897,513) .......................                    70,897,513
                                                                   ------------
VARIABLE RATE OBLIGATIONS--9.5%
FEDERAL FARM CREDIT BANK--3.2%
   1.680%, 04/11/02+ ............................      5,000          5,000,000
                                                                   ------------
FEDERAL HOME LOAN BANK--3.2%
   1.735%, 08/20/02 .............................      5,000          4,999,471
                                                                   ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION--3.1%
   1.740%, 12/05/02 .............................      5,000          4,998,847
                                                                   ------------
     TOTAL VARIABLE RATE OBLIGATIONS
       (Cost $14,998,318) .......................                    14,998,318
                                                                   ------------
U.S. TREASURY OBLIGATIONS--12.7%
U.S. Treasury Bill
   1.745% 03/28/02 ..............................     20,000         19,973,825
                                                                   ------------
     TOTAL U.S. TREASURY OBLIGATIONS
       (Cost $19,973,825) .......................                    19,973,825
                                                                   ------------


                                                       PAR
                                                      (000)            VALUE
                                                     -------        -----------
REPURCHASE AGREEMENTS--39.8%
Goldman Sachs & Co. .............................
   (Agreement dated 02/28/02 to be
   repurchased at $32,501,697
   collateralized by $32,500,001
   Federal National Mortgage
   Association  Collateralized  Mortgage
   Obligation  at a rate of 7.00% due
   09/01/31.  Market Value of
   collateral is $33,475,001.)
   1.880% 03/01/02 ..............................    $32,500       $ 32,500,000
Morgan Stanley & Co., Inc
   (Agreement dated 02/28/02 to be
   repurchased at $30,001,583
   collateralized by $30,095,255
   Federal National Mortgage
   Association bonds 5.50% to 6.50%
   due 11/01/07 to 01/01/24
   Market Value of collateral is
   $30,998,112.)
   1.900% 03/01/02 ..............................     30,000         30,000,000
                                                                   ------------
     TOTAL REPURCHASE AGREEMENTS
       (Cost $62,500,000) .......................                    62,500,000
                                                                   ------------
TOTAL INVESTMENTS AT VALUE--107.1%
   (Cost $168,369,656*) .........................                   168,369,656
                                                                   ------------
OTHER LIABILITIES IN EXCESS
   OF ASSETS--(7.1)% ............................                   (11,142,174)
                                                                   ------------
NET ASSETS--100.0% ..............................                  $157,227,482
                                                                   ============
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER SHARE
   ($157,227,483 (DIVIDE) 157,145,733) ..........                         $1.00
                                                                          =====

*  Also cost for Federal income tax purposes.

+ Variable Rate Obligations -- The interest rate is the rate as of February 28, 2002 and the maturity date shown is the longer of the next interest readjustment date or the maturity date.

                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                            STATEMENTS OF OPERATIONS
                   FOR THE SIX MONTHS ENDED FEBRUARY 28, 2002
                                   (UNAUDITED)

                                                                                            GOVERNMENT
                                                                            MUNICIPAL      OBLIGATIONS
                                                         MONEY MARKET     MONEY MARKET     MONEY MARKET
                                                           PORTFOLIO       PORTFOLIO        PORTFOLIO
                                                         ------------     ------------      -----------
Investment Income
   Interest ........................................     $17,475,149       $1,649,475       $1,938,471
                                                         -----------       ----------       ----------
Expenses
   Investment advisory fees ........................       2,368,612          266,755          330,959
   Distribution fees ...............................       2,895,545          495,664          478,206
   Administration fees .............................              --           76,216               --
   Registration fees ...............................         324,000           75,000           30,500
   Printing fees ...................................         199,182           30,388           14,867
   Legal fees ......................................         167,497            8,759            7,329
   Custodian fees ..................................         102,025           21,192           18,657
   Transfer agent fees .............................          94,132            6,600            5,200
   Audit fees ......................................          65,989            7,485            7,262
   Directors' fees .................................          47,428            5,818            5,062
   Insurance expense ...............................          13,123            2,280            3,495
   Miscellaneous ...................................           8,399            1,800            1,351
   Service organization fees .......................           7,288               --               --
                                                         -----------       ----------       ----------
        Total expenses .............................       6,293,220          997,957          902,888

   Less fees waived ................................        (551,376)        (280,104)        (167,186)
   Less expense reimbursement by advisor ...........        (517,162)              --               --
                                                         -----------       ----------       ----------
        Net expenses ...............................       5,224,682          717,853          735,702
                                                         -----------       ----------       ----------
Net investment income ..............................      12,250,467          931,622        1,202,769
                                                         -----------       ----------       ----------
Realized gain on investments .......................          64,203            5,630          140,593
                                                         -----------       ----------       ----------
Net increase in net assets resulting from operations     $12,314,670       $  937,252       $1,343,362
                                                         ===========       ==========       ==========

                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                                            MUNICIPAL MONEY
                                                MONEY MARKET PORTFOLIO                      MARKET PORTFOLIO
                                          -----------------------------------   -----------------------------------
                                               FOR THE            FOR THE            FOR THE            FOR THE
                                           SIX MONTHS ENDED     YEAR ENDED      SIX MONTHS ENDED       YEAR ENDED
                                          FEBRUARY 28, 2002   AUGUST 31, 2001   FEBRUARY 28, 2002   AUGUST 31, 2001
                                          -----------------   ---------------   -----------------   ---------------
                                             (UNAUDITED)                           (UNAUDITED)
Increase (decrease) in net assets:
Operations:
  Net investment income ................   $   12,250,467     $   59,582,670       $    931,622      $  4,162,116
  Net gain (loss) on investments .......           64,203            105,064              5,630           (37,788)
                                           --------------     --------------       ------------      ------------
  Net increase in net assets
    resulting from operations ..........       12,314,670         59,687,734            937,252         4,124,328
                                           --------------     --------------       ------------      ------------
Distributions to shareholders:
Dividends to shareholders from
  Net Investment Income:
    Bedford shares .....................       (6,139,116)       (24,842,700)          (931,105)       (4,156,763)
    Cash Preservation shares ...........           (1,776)           (13,247)              (510)           (5,353)
    Bear Stearns shares ................              (63)                --                 (7)               --
    Principal shares ...................       (3,166,897)       (12,476,504)                --                --
    Sansom Street shares ...............       (2,942,615)       (12,942,542)                --                --
    Select shares ......................               --         (9,307,677)                --                --
                                           --------------     --------------       ------------      ------------

      Total Dividends to
        shareholders ...................      (12,250,467)       (59,582,670)          (931,622)       (4,162,116)
                                           --------------     --------------       ------------      ------------
Net capital share transactions .........       (6,452,037)      (228,925,598)        (7,875,618)       33,081,455
                                           --------------     --------------       ------------      ------------
Total increase/(decrease) in
  net assets ...........................       (6,387,834)      (228,820,534)        (7,869,988)       33,043,667
Net Assets:
  Beginning of period ..................    1,175,905,343      1,404,725,877        155,332,828       122,289,161
                                           --------------     --------------       ------------      ------------
  End of period ........................   $1,169,517,509     $1,175,905,343       $147,462,840      $155,332,828
                                           ==============     ==============       ============      ============

                                                 GOVERNMENT OBLIGATIONS
                                                 MONEY MARKET PORTFOLIO
                                          -----------------------------------
                                               FOR THE            FOR THE
                                           SIX MONTHS ENDED      YEAR ENDED
                                          FEBRUARY 28, 2002   AUGUST 31, 2001
                                          -----------------   ---------------
                                              (UNAUDITED)
Increase (decrease) in net assets:
Operations:
  Net investment income ................    $  1,202,769       $  5,099,087
  Net gain (loss) on investments .......         140,593               (826)
                                            ------------       ------------
  Net increase in net assets
    resulting from operations ..........       1,343,362          5,098,261
                                            ------------       ------------
Distributions to shareholders:
Dividends to shareholders from
  Net Investment Income:
    Bedford shares .....................      (1,202,764)        (5,099,087)
    Cash Preservation shares ...........              --                 --
    Bear Stearns shares ................              (5)                --
    Principal shares ...................              --                 --
    Sansom Street shares ...............              --                 --
    Select shares ......................              --                 --
                                            ------------       ------------

      Total Dividends to
        shareholders ...................      (1,202,769)        (5,099,087)
                                            ------------       ------------
Net capital share transactions .........      29,281,591         34,006,121
                                            ------------       ------------
Total increase/(decrease) in
  net assets ...........................      29,422,184         34,005,295
Net Assets:
  Beginning of period ..................     127,805,298         93,800,003
                                            ------------       ------------
  End of period ........................    $157,227,482       $127,805,298
                                            ============       ============

                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                            FINANCIAL HIGHLIGHTS (a)
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                    MONEY MARKET PORTFOLIO
                               ----------------------------------------------------------------
                                 FOR THE       FOR THE      FOR THE      FOR THE     FOR THE
                                SIX MONTHS       YEAR         YEAR         YEAR        YEAR
                                   ENDED         ENDED        ENDED        ENDED       ENDED
                               FEBRUARY 28,   AUGUST 31,   AUGUST 31,   AUGUST 31,   AUGUST 31,
                                   2002          2001         2000         1999         1998
                               ------------   ----------   ----------   ----------   ----------
                               (UNAUDITED)
Net asset value,
  beginning of period ........   $  1.00       $   1.00     $   1.00     $   1.00     $   1.00
                                 --------      --------     --------     --------     --------
Income from investment
  operations:
  Net investment income ......     0.0089        0.0460       0.0512       0.0425       0.0473
                                 --------      --------     --------     --------     --------
   Total net income
     from investment
     operations ..............     0.0089        0.0460       0.0512       0.0425       0.0473
                                 --------      --------     --------     --------     --------
Less distributions
  Dividends (from net
   investment income) ........    (0.0089)      (0.0460)     (0.0512)     (0.0425)     (0.0473)
                                 --------      --------     --------     --------     --------
   Total distributions .......    (0.0089)      (0.0460)     (0.0512)     (0.0425)     (0.0473)
                                 --------      --------     --------     --------     --------
Net asset value,
  end of period ..............   $   1.00      $   1.00     $   1.00     $   1.00     $   1.00
                                 ========      ========     ========     ========     ========
  Total Return ...............     .89%(b)        4.70%        5.24%        4.34%        4.84%

Ratios /Supplemental Data
  Net assets,
   end of period (000) .......   $613,286      $676,964     $423,977     $360,123     $762,739
  Ratios of expenses to
   average net assets ........ 1.00%(c)(d)      1.00%(c)      .97%(c)      .97%(c)      .97%(c)
  Ratios of net investment
   income to average
   net assets ................    1.81%(d)        4.46%        5.15%        4.25%        4.73%

                                                MUNICIPAL MONEY MARKET PORTFOLIO
                               ----------------------------------------------------------------
                                 FOR THE      FOR THE      FOR THE      FOR THE      FOR THE
                               SIX MONTHS       YEAR         YEAR         YEAR         YEAR
                                  ENDED         ENDED        ENDED        ENDED        ENDED
                               FEBRUARY 28,   AUGUST 31,   AUGUST 31,   AUGUST 31,   AUGUST 31,
                                   2002          2001         2000         1999         1998
                               ------------   ----------   ----------   ----------   ----------
                               (UNAUDITED)
Net asset value,
  beginning of period ........   $   1.00      $   1.00     $   1.00     $   1.00     $   1.00
                                 --------      --------     --------     --------     --------
Income from investment
  operations:
  Net investment income ......     0.0061        0.0286       0.0301       0.0243       0.0286
                                 --------      --------     --------     --------     --------
   Total net income
     from investment
     operations ..............     0.0061        0.0286       0.0301       0.0243       0.0286
                                 --------      --------     --------     --------     --------
Less distributions
  Dividends (from net
   investment income) ........    (0.0061)      (0.0286)     (0.0301)     (0.0243)     (0.0286)
                                 --------      --------     --------     --------     --------
   Total distributions .......    (0.0061)      (0.0286)     (0.0301)     (0.0243)     (0.0286)
                                 --------      --------     --------     --------     --------
Net asset value,
  end of period ..............   $   1.00      $   1.00     $   1.00     $   1.00     $   1.00
                                 ========      ========     ========     ========     ========
  Total Return ...............     .61%(b)        2.90%        3.05%        2.46%        2.97%

Ratios /Supplemental Data
  Net assets,
   end of period (000) .......   $147,463      $155,217     $131,201     $150,278     $147,633
  Ratios of expenses to
   average net assets ........  .94%(c)(d)       .90%(c)      .89%(c)      .89%(c)      .89%(c)
  Ratios of net investment
   income to average
   net assets ................    1.22%(d)        2.83%        2.98%        2.43%        2.86%

(a) Financial Highlights relate solely to the Bedford Class of shares within each portfolio.

(b) Non-Annualized.

(c) Without the waiver of advisory, administration and transfer agent fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Money Market Portfolio would have been 1.21% for the six months ended February 28, 2002, 1.19%, 1.05%, 1.08% and 1.10% for the years ended August 31, 2001, 2000, 1999 and 1998, respectively. For the Municipal Money Market Portfolio, the ratios of expenses to average net assets would have been 1.31% for the six months ended February 28, 2002, 1.29%, 1.21%, 1.15% and 1.15% for the years ended August 31, 2001, 2000, 1999 and 1998, respectively.

(d) Annualized.

                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                            FINANCIAL HIGHLIGHTS (a)
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                     GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO
                                                      -----------------------------------------------------------------------
                                                           FOR THE            FOR THE           FOR THE           FOR THE
                                                          SIX MONTHS            YEAR              YEAR              YEAR
                                                             ENDED             ENDED              ENDED             ENDED
                                                      FEBRUARY 28, 2002   AUGUST 31, 2001   AUGUST 31, 2000   AUGUST 31, 1999
                                                      -----------------   ---------------   ---------------   ---------------
                                                         (UNAUDITED)
Net asset value, beginning of period .................     $   1.00          $   1.00           $   1.00           $   1.00
                                                           --------          --------           --------           --------
Income from investment operations:
  Net investment income ..............................       0.0083            0.0441             0.0492             0.0409
                                                           --------          --------           --------           --------
      Total net income from investment operations ....       0.0083            0.0441             0.0492             0.0409
                                                           --------          --------           --------           --------
Less distributions
  Dividends (from net investment income) .............      (0.0083)          (0.0441)           (0.0492)           (0.0409)
                                                           --------          --------           --------           --------
      Total distributions ............................      (0.0083)          (0.0441)           (0.0492)           (0.0409)
                                                           --------          --------           --------           --------
Net asset value, end of period .......................     $   1.00          $   1.00           $   1.00           $   1.00
                                                           ========          ========           ========           ========
Total Return .........................................       .32%(b)            4.50%              5.03%              4.17%

Ratios /Supplemental Data
  Net assets, end of period (000) ....................     $152,227          $127,805           $102,322           $113,050
  Ratios of expenses to average net assets ...........   1.00%(c)(d)          1.00%(c)           .977%(c)           .975%(c)
  Ratios of net investment income to average
    net assets .......................................        1.63%             4.27%              4.92%              4.09%

                                                          GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO
                                                          ---------------------------------------------
                                                                            FOR THE
                                                                              YEAR
                                                                             ENDED
                                                                        AUGUST 31, 1998
                                                                        ---------------

Net asset value, beginning of period ...............................        $   1.00
                                                                            --------
Income from investment operations:
  Net investment income ............................................          0.0464
                                                                            --------
      Total net income from investment operations ..................          0.0464
                                                                            --------
Less distributions
  Dividends (from net investment income) ...........................         (0.0464)
                                                                            --------
      Total distributions ..........................................         (0.0464)
                                                                            --------
Net asset value, end of period .....................................        $   1.00
                                                                            ========
Total Return .......................................................           4.74%

Ratios /Supplemental Data
  Net assets, end of period (000) ..................................        $128,447
  Ratios of expenses to average net assets .........................         .975%(c)
  Ratios of net investment income to average
    net assets .....................................................           4.63%

(a) Financial Highlights relate solely to the Bedford Class of shares within each portfolio.

(b) Non-Annualized.

(c) Without the waiver of advisory, administration and transfer agent fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Government Obligations Money Market Portfolio would have been 1.23% for the six months ended February 28, 2002 and 1.22%, 1.12%, 1.13% and 1.10% for the years ended August 31, 2001, 2000,
    1999 and 1998, respectively.

(d) Annualized.

                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                          NOTES TO FINANCIAL STATEMENTS
                                FEBRUARY 28, 2002
                                   (UNAUDITED)

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The RBB Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund was incorporated in Maryland on February 29, 1988.

     The Fund has authorized capital of thirty billion shares of common stock of which 20.97 billion shares are currently classified into ninety-four classes. Each class represents an interest in one of thirteen investment portfolios of the Fund. The classes have been grouped into fourteen separate "families", nine of which have begun investment operations: the Bedford Family, the Sansom Street Family, the Cash Preservation Family, the Principal Family, the Bear Stearns Money Market Family, the n/i numeric investors Family, the Boston Partners Family, the Bogle Family and the Schneider Family. The Bedford Family represents interests in three portfolios, which are covered in this report.

              A) SECURITY VALUATION -- Portfolio securities are valued under the amortized cost method, which approximates current market value. Under this method, securities are valued at cost when purchased and thereafter a constant proportionate amortization of any discount or premium is recorded until maturity of the security. Regular review and monitoring of the valuation is performed, to ensure that cost continues to approximate market value and to avoid dilution or other unfair results to shareholders. The Portfolio seeks to maintain net asset value per share at $1.00.

              B) SECURITY TRANSACTIONS, INVESTMENT INCOME, AND EXPENSES -- Security transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis. Certain expenses, principally distribution, transfer agency and printing, are class specific expenses and vary by class. Expenses not directly attributable to a specific portfolio or class are allocated based on relative net assets of each portfolio and class, respectively. Expenses incurred on behalf of a specific class, fund or fund family are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all of the RBB families (such as director or professional fees) are charged to all funds in proportion to their net assets of the RBB funds.

              C) DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared daily, recorded on the ex-date and paid monthly. Any net realized capital gains are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

              D) FEDERAL TAXES -- No provision is made for federal taxes. It is the Fund's intention to have each portfolio continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code and make the requisite distributions to its shareholders which will be sufficient to relieve it from Federal income and excise taxes.

              E) REPURCHASE AGREEMENTS -- Money market instruments may be purchased subject to the seller's agreement to repurchase them at an agreed upon date and price. The seller will be required on a daily basis to maintain the value of the securities subject to the agreement at not less than the repurchase price plus accrued interest. If the value of the underlying securities fall below 102% of the value of the purchase price plus accrued interest, the Fund will require the seller to deposit additional collateral by the next Fund business day. In the event that the seller under the agreement defaults on its repurchase obligation or fails to deposit sufficient collateral, the Fund has the contractual right, subject to the requirements of applicable bankruptcy and insolvency laws, to sell the underlying securities and may claim any resulting loss from the seller. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Fund's custodian or a third party sub-custodian.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                FEBRUARY 28, 2002
                                   (UNAUDITED)

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

              F) USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions. These estimates and assumptions affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

     Pursuant to Investment Advisory Agreements, BlackRock Institutional Management Corp. ("BIMC"), an indirect majority-owned subsidiary of The PNC Financial Services Group, Inc., serves as investment adviser to the portfolios described herein.

     For its advisory services, BIMC is entitled to receive the following fees, computed daily and payable monthly, and based on the portfolio's average daily net assets:

              PORTFOLIO                             ANNUAL RATE
     ---------------------------   ---------------------------------------------
     Money Market and Government   .45% of first $250 million of net assets;
       Obligations Money Market    .40% of next $250 million of net assets;
       Portfolios                  .35% of net assets in excess of $500 million.

     Municipal Money Market        .35% of first $250 million of net assets;
       Portfolio                   .30% of next $250 million of net assets;
                                   .25% of net assets in excess of $500 million.

     BIMC may, at its discretion, voluntarily waive all or any portion of its advisory fee for these portfolios. For each class of shares within a respective portfolio, the net advisory fee charged to each class is the same on a relative basis. For the six months ended February 28, 2002, advisory fees and waivers for the investment portfolios were as follows:

                                                          GROSS                             NET
                                                        ADVISORY                         ADVISORY
                                                           FEE           WAIVER             FEE
                                                       ----------       ---------       ----------
     Money Market Portfolio                            $2,368,612       $(473,276)      $1,895,336
     Municipal Money Market Portfolio                     266,755        (245,437)          21,318
     Government Obligations Money Market Portfolio        330,959        (167,186)         163,773

     BIMC also serves as administrator for the Money Market and the Government Obligations Money Market Portfolios. For the Money Market and Government Obligations Money Market Portfolios, BIMC and PFPC, Inc. ("PFPC") have entered into a delegation agreement, wherein PFPC has agreed to perform Administration and Accounting services for an annual fee of .10% of the average net assets of the portfolios, paid out of the fee paid to BIMC.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                FEBRUARY 28, 2002
                                   (UNAUDITED)

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (CONTINUED)

     In addition, PFPC serves as administrator for the Municipal Money Market Portfolio. The administration fee is computed daily and payable monthly at an annual rate of .10% of the Portfolio's average daily net assets. PFPC may, at its discretion, voluntarily waive all or any portion of its administration fee for the Portfolio. For the six months ended February 28, 2002, the administration fee and waiver for the portfolio were as follows:

                                                        GROSS                                        NET
                                                   ADMINISTRATION                              ADMINISTRATION
                                                         FEE                 WAIVER                  FEE
                                                   --------------           --------           --------------
     Municipal Money Market Portfolio                  $76,216              $(32,107)             $44,109

     The investment advisor/administrator may voluntarily waive and/or reimburse each portfolio for the amount, if any, by which the total operating and management expenses exceed the expense cap. For the six months ended February 28, 2002, the expense caps were as follows:

     PORTFOLIO                                                CLASS OF SHARES            EXPENSE CAP
     ----------                                               -----------------          -----------
     Money Market Portfolio                                   Bedford                         1.00%
                                                              Cash Preservation                .95
                                                              Bear Stearns                    1.00
                                                              Sansom Street                    .49
                                                              Principal                        .77

     Municipal Money Market Portfolio                         Bedford                         1.00%
                                                              Cash Preservation               1.00
                                                              Bear Stearns                    1.00

     Government Obligations Money Market Portfolio            Bedford                         1.00%
                                                              Bear Stearns                    1.00

     Effective December 18, 2001, the Municipal Money Market Portfolio expense caps for the Bedford class and Cash Preservation class changed from .90% to 1.00% and .98% to 1.00%, respectively.

     Reimbursed expenses for the six months ended February 28, 2002 were $517,162 for the Money Market Portfolio.

     PFPC Trust Co. serves as custodian for each of the Fund's portfolios. As compensation for such custodial services, PFPC Trust Co. is entitled to receive the following fees, computed daily and payable monthly, and based on the portfolio's average gross assets:

               PORTFOLIO                                   ANNUAL RATE
     ----------------------------       ------------------------------------------------
     Money Market, Government           .25% of first $50 million of gross assets;
       and Municipal Money Market       .02% of next $50 million of gross assets;
       Portfolios                       .015% of gross assets in excess of $100 million.

     PFPC serves as each class's transfer and dividend disbursing agent. Both PFPC Trust Co. and PFPC are wholly-owned subsidiaries of PFPC Worldwide Inc., an indirect majority owned subsidiary of The PNC Financial Services Group, Inc.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                FEBRUARY 28, 2002
                                   (UNAUDITED)

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (CONTINUED)

     PFPC may, at its discretion, voluntarily waive all or any portion of its transfer agency fee for any class of shares. For the six months ended February 28, 2002, transfer agency fees and waivers for each class of shares within the three investment portfolios were as follows:

                                                                      GROSS                                NET
                                                                TRANSFER AGENCY                      TRANSFER AGENCY
                                                                       FEE             WAIVER              FEE
                                                                ----------------      --------       ---------------
Money Market Portfolio
     Bedford Class                                                   $71,250          $(71,250)               --
     Cash Preservation Class                                           2,950            (2,950)               --
     Bear Stearns Class                                                   --                --                --
     Principal Class                                                   3,900            (3,900)               --
     Sansom Street Class                                              16,032                --           $16,032
                                                                     -------          --------           -------
        Total Money Market Portfolio                                 $94,132          $(78,100)          $16,032
                                                                     =======          ========           =======
Municipal Money Market Portfolio
     Bedford Class                                                   $ 3,900                --           $ 3,900
     Cash Preservation Class                                           2,700          $ (2,560)              140
     Bear Stearns Class                                                   --                --                --
                                                                     -------          --------           -------
        Total Municipal Money Market Portfolio                       $ 6,600          $ (2,560)          $ 4,040
                                                                     =======          ========           =======
Government Obligations Money Market Portfolio
     Bedford Class                                                   $ 5,200          $     --           $ 5,200
     Bear Stearns Class                                                   --                --                --
                                                                     -------          --------           -------
        Total Government Obligations Money Market Portfolio          $ 5,200          $     --           $ 5,200
                                                                     =======          ========           =======

     The Fund, on behalf of each class of shares within the three investment portfolios, has adopted Distribution Plans pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. The Fund has entered into a Distribution Contract with PFPC Distributors Inc. ("PFPC Distributors"). PFPC Distributors is a wholly-owned subsidiary of PFPC Worldwide Inc., an indirect majority-owned subsidiary of The PNC Financial Services Group, Inc.

     The plans provide for each class to make monthly payments, based on average net assets, to PFPC Distributors of up to .65% on an annualized basis for the Bedford, Cash Preservation, Principal and Bear Stearns Classes and up to .20% on an annualized basis for the Sansom Street Class.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                FEBRUARY 28, 2002
                                   (UNAUDITED)

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (CONTINUED)

     For the six months ended February 28, 2002, distribution fees paid to PFPC Distributors for each class were as follows:

                                                                                       DISTRIBUTION
                                                                                            FEE
                                                                                        -----------
                      Money Market Portfolio
                          Bedford Class                                                 $2,202,999
                          Cash Preservation Class                                              379
                          Bear Stearns Class                                                    --
                          Principal Class                                                  626,239
                          Sansom Street Class                                               65,928
                                                                                        ----------
                              Total Money Market Portfolio                              $2,895,545
                                                                                        ==========
                      Municipal Money Market Portfolio
                          Bedford Class                                                 $  495,507
                          Cash Preservation Class                                              157
                          Bear Stearns Class                                                    --
                                                                                        ----------
                              Total Municipal Money Market Portfolio                    $  495,664
                                                                                        ==========
                      Government Obligations Money Market Portfolio
                          Bedford Class                                                 $  478,206
                          Bear Stearns Class                                                    --
                                                                                        ----------
                              Total Government Obligations Money Market Portfolio       $  478,206
                                                                                        ==========

     The Fund has entered into service agreements with banks affiliated with PNC Bank who render support services to customers who are the beneficial owners of the Sansom Street Class in consideration of the payment of .10% of the daily net asset value of such shares. For the six months ended February 28, 2002, service organization fees were $7,288 for the Money Market Portfolio.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                FEBRUARY 28, 2002
                                   (UNAUDITED)

NOTE 3. CAPITAL SHARES

     Transactions in capital shares (at $1 per capital share) for each year were as follows:

                                                          MONEY MARKET PORTFOLIO            MUNICIPAL MONEY MARKET PORTFOLIO
                                                    -----------------------------------   -----------------------------------
                                                         FOR THE            FOR THE            FOR THE            FOR THE
                                                     SIX MONTHS ENDED     YEAR ENDED      SIX MONTHS ENDED       YEAR ENDED
                                                    FEBRUARY 28, 2002   AUGUST 31, 2001   FEBRUARY 28, 2002   AUGUST 31, 2001
                                                    -----------------   ---------------   -----------------   ---------------
                                                       (UNAUDITED)                           (UNAUDITED)
                                                          VALUE              VALUE              VALUE               VALUE
                                                    -----------------   ---------------   -----------------   ---------------
     Shares sold:
         Bedford Class                               $   481,665,639    $   977,375,528     $ 131,466,613      $ 301,784,487
         Cash Preservation Class                              79,595            239,568            36,910             67,547
         Bear Stearns Class**                                 86,324                 --            39,634                 --
         Principal Class                                 322,682,458        574,335,866                --                 --
         Sansom Street Class                             871,323,599      1,562,347,829                --                 --
         Select Class*                                            --        947,199,090                --                 --
                                                     ---------------    ---------------     -------------      -------------
            Total Shares Sold                          1,675,837,615      4,061,497,881       131,543,157        301,852,034
     Shares issued on reinvestment of dividends:
         Bedford Class                                     6,562,494         25,009,271           982,494          4,192,079
         Cash Preservation Class                               1,897             13,843               550              5,358
         Bear Stearns Class**                                     50                 --                 4                 --
         Principal Class                                   3,354,321         12,586,542                --                 --
         Sansom Street Class                                 179,751            725,168                --                 --
                                                     ---------------    ---------------     -------------      -------------
            Total Shares Reinvested                       10,098,513         38,334,824           983,048          4,197,437
     Shares repurchased:
         Bedford Class                                  (551,903,774)      (780,367,053)     (140,307,755)      (272,811,440)
         Cash Preservation Class                            (124,325)          (471,279)          (91,744)          (156,576)
         Bear Stearns Class**                                (24,840)                --            (2,324)                --
         Principal Class                                (325,439,971)      (507,329,527)               --                 --
         Sansom Street Class                            (814,895,255)    (1,688,185,685)               --                 --
         Select Class*                                            --     (1,352,404,759)               --                 --
                                                     ---------------    ---------------     -------------      -------------
            Total Shares Repurchased                  (1,692,388,165)    (4,328,758,303)     (140,401,823)      (272,968,016)
                                                     ---------------    ---------------     -------------      -------------
     Net increase (decrease)                         $    (6,452,037)   $  (228,925,598)    $  (7,875,618)     $  33,081,455
                                                     ===============    ===============     =============      =============
     Bedford Shares authorized                         1,500,000,000      1,500,000,000       500,000,000        500,000,000
                                                     ===============    ===============     =============      =============

*  The Select Class of shares was liquidated on January 31, 2001.
** The Bear Stearns Class began operations on November 28, 2001.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                FEBRUARY 28, 2002
                                   (UNAUDITED)

NOTE 3. CAPITAL SHARES (CONTINUED)

                                                      GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO
                                                      ---------------------------------------------
                                                            FOR THE                     FOR THE
                                                       SIX MONTHS ENDED                YEAR ENDED
                                                      FEBRUARY 28, 2002             AUGUST 31, 2001
                                                      -----------------             ---------------
                                                         (UNAUDITED)
                                                            VALUE                        VALUE
                                                      -----------------             ---------------
      Shares sold:
           Bedford Class                                $ 193,369,815                $ 262,525,402
           Bear Stearns Class*                                 10,401                           --
                                                        -------------                -------------
             Total Shares Sold                            193,380,216                  262,525,402
      Shares issued on reinvestment of dividends:
           Bedford Class                                    1,287,380                    5,144,971
           Bear Stearns Class*                                      4                           --
                                                        -------------                -------------
             Total Shares Reinvested                        1,287,384                    5,144,971
      Shares repurchased:
           Bedford Class                                 (165,383,876)                (233,664,252)
           Bear Stearns Class*                                 (2,133)                          --
                                                        -------------                -------------
             Total Shares Repurchased                    (165,386,009)                (233,664,252)
                                                        -------------                -------------
      Net increase (decrease)                           $  29,281,591                $  34,006,121
                                                        =============                =============
      Bedford Shares authorized                           500,000,000                  500,000,000
                                                        =============                =============

* The Bear Stearns Class began operations on November 28, 2001.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                FEBRUARY 28, 2002
                                   (UNAUDITED)

NOTE 4. NET ASSETS

     At February 28, 2002, net assets consisted of the following:

                                                                                                             GOVERNMENT
                                                                                       MUNICIPAL            OBLIGATIONS
                                                              MONEY MARKET           MONEY MARKET           MONEY MARKET
                                                                PORTFOLIO              PORTFOLIO             PORTFOLIO
                                                             --------------          ------------           ------------
Paid-in capital                                              $1,169,450,429          $147,192,433           $157,145,833
Accumulated net realized gain/(loss) on investments                  67,080               (49,593)                81,649
                                                             --------------          ------------           ------------
   Total net assets                                          $1,169,517,509          $147,142,840           $157,227,482
                                                             ==============          ============           ============

NOTE 5. CAPITAL LOSS CARRYOVER

     At August 31, 2001 capital loss carryovers were available to offset future realized gains as follows: $55,223 in the Municipal Money Market Portfolio of which, $9,789 expires in 2002, $674 expires in 2004, $3,917 expires in 2005, $3,055 expires in 2006, and $37,788 expires in 2009; $58,944 in the Government Obligations Money Market Portfolio of which $12,275 expires in 2004, $1,291 expires in 2005, $5,792 expires in 2006, $37,984 expires in 2007, $776 expires in 2008, and $826 expires in 2009.

     The Municipal Money Market Portfolio had $1,058 of capital loss carryover that expired in 2001, and was reclassified to paid-in capital.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
                                FEBRUARY 28, 2002
                                   (UNAUDITED)

NOTE 6. OTHER FINANCIAL HIGHLIGHTS

     The Fund currently offers four other classes of shares representing interest in the Money Market Portfolio: Cash Preservation, Sansom Street, Principal and Bear Stearns. The Fund currently offers two other classes of shares representing interest in the Municipal Money Market Portfolio: Cash Preservation and Bear Stearns. The Fund currently offers one other class of shares representing interest in the Government Obligations Money Market
Portfolio: Bear Stearns. Each class is marketed to different types of investors. Financial Highlights of the Cash Preservation class and the Bear Stearns classes are not represented in this report due to their immateriality. Such information is available in the annual report of its respective family. The financial highlights of certain of the other classes are as follows:

THE SANSOM STREET FAMILY (a)

                                                                               MONEY MARKET PORTFOLIO
                                               -------------------------------------------------------------------------------------
                                                   FOR THE            FOR THE         FOR THE          FOR THE           FOR THE
                                                  SIX MONTHS            YEAR            YEAR             YEAR              YEAR
                                                     ENDED              ENDED           ENDED            ENDED             ENDED
                                               FEBRUARY 28, 2002  AUGUST 31, 2001  AUGUST 31, 2000  AUGUST 31, 1999  AUGUST 31, 1998
                                               -----------------  ---------------  ---------------  ---------------  ---------------
                                                  (UNAUDITED)
Net asset value, beginning of period ..........     $   1.00          $   1.00         $   1.00         $   1.00          $   1.00
                                                    --------          --------         --------         --------          --------
Income from investment operations:
   Net investment income ......................       0.0115            0.0511           0.0560           0.0473            0.0520
                                                    --------          --------         --------         --------          --------
     Total net income from investment
       operations .............................       0.0115            0.0511           0.0560           0.0473            0.0520
                                                    --------          --------         --------         --------          --------
Less distributions
   Dividends (from net investment income) .....      (0.0115)          (0.0511)         (0.0560)         (0.0473)          (0.0520)
                                                    --------          --------         --------         --------          --------
     Total distributions ......................      (0.0115)          (0.0511)         (0.0560)         (0.0473)          (0.0520)
                                                    --------          --------         --------         --------          --------
Net asset value, end of period ................     $   1.00          $   1.00         $   1.00         $   1.00          $   1.00
                                                    ========          ========         ========         ========          ========
Total Return ..................................      1.15%(b)            5.23%            5.75%            4.83%             5.34%
Ratios /Supplemental Data
   Net assets, end of period (000) ............     $258,268          $201,632         $326,745         $841,887          $684,066
   Ratios of expenses to average net assets ...    .49%(c)(d)           .49%(c)          .49%(c)          .49%(c)           .49%(c)
   Ratios of net investment income to
     average net assets .......................      2.30%(d)            5.23%            5.42%            4.73%             5.20%

(a) Financial highlights relate solely to the Sansom Street Class of shares within the portfolio.

(b) Non-Annualized.

(c) Without the waiver of advisory fees and  reimbursement of certain  operating  expenses,  the ratios of expenses to average net assets for the Money Market  Portfolio would have been .56% for the six months ended February 28, 2002,  .61%,  .61%, .62% and
    .62% for the years ended August 31, 2001, 2000, 1999 and 1998, respectively.

(d) Annualized.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
                                FEBRUARY 28, 2002
                                   (UNAUDITED)

NOTE 6. OTHER FINANCIAL HIGHLIGHTS (CONTINUED)

THE PRINCIPAL FAMILY (a)

                                                                                MONEY MARKET PORTFOLIO
                                                     --------------------------------------------------------------------------
                                                          FOR THE             FOR THE          FOR THE
                                                        SIX MONTHS             YEAR              YEAR         FOR THE PERIOD
                                                           ENDED               ENDED             ENDED        JUNE 1, 1999 TO
                                                     FEBRUARY 28, 2002   AUGUST 31, 2001   AUGUST 31, 2000   AUGUST 31, 1999(b)
                                                     -----------------   ---------------   ---------------   ------------------
                                                        (UNAUDITED)
Net asset value, beginning of year or period .......      $   1.00           $   1.00          $   1.00          $   1.00
                                                          --------           --------          --------          --------
Income from investment operations:
   Net investment income ...........................        0.0010             0.0483            0.0532            0.0110
                                                          --------           --------          --------          --------
     Total net income from investment operations ...        0.0010             0.0483            0.0532            0.0110
                                                          --------           --------          --------          --------
Less distributions
   Dividends (from net investment income) ..........       (0.0010)           (0.0483)          (0.0532)          (0.0110)
                                                          --------           --------          --------          --------
     Total distributions ...........................       (0.0010)           (0.0483)          (0.0532)          (0.0110)
                                                          --------           --------          --------          --------
Net asset value, end of year or period .............      $   1.00           $   1.00          $   1.00          $   1.00
                                                          ========           ========          ========          ========
Total Return .......................................        .84%(e)             4.94%             5.46%           1.10%(e)

Ratios /Supplemental Data
   Net assets, end of period (000) .................      $297,725           $297,115          $217,520          $218,530
   Ratios of expenses to average net assets ........     .77%(c)(d)            .77%(c)           .77%(c)        .77%(c)(d)
   Ratios of net investment income to
     average net assets ............................       2.02%(d)             4.71%             5.32%           4.36%(d)

(a) Financial highlights relate solely to the Principal Family of shares within the portfolio.

(b) On June 1, 1999 the Money Market Portfolio's Principal Class began operations.

(c) Without the waiver of advisory and transfer agent fees and reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Money Market  Portfolio would have been .94% for the six months ended February
    28, 2002, .88%, .85% and .85% for the periods ended August 31, 2001, 2000 and 1999, respectively.

(d) Annualized.

(e) Non-Annualized.

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

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

INVESTMENT ADVISER
BlackRock Institutional Management Corporation
100 Bellevue Parkway
Wilmington, DE 19809

ADMINISTRATOR/TRANSFER AGENT
PFPC Inc.
400 Bellevue Parkway
Wilmington, DE 19809

DISTRIBUTOR
PFPC Distributors, Inc.
3200 Horizon Dr.
King of Prussia, PA 19046

CUSTODIAN
PFPC Trust Company
8800 Tinicum Blvd.
Suite 200
Philadelphia, PA 19153

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
Two Commerce Square, Suite 1700
2001 Market Street
Philadelphia, PA 19103-7042

COUNSEL
Drinker Biddle & Reath LLP
One Logan Square
18th and Cherry Streets
Philadelphia, PA 19103-6996





The financial information included herein is taken from the records of each Fund without examination by independent accountants who do not express an opinion thereon.